Derivatives and Hedging Activities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified			12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2013 Derivative	Dec. 31, 2012 Derivative	Dec. 31, 2013 Foreign Exchange Option [Member]	Dec. 31, 2011 Interest Rate Swaps [Member]	Dec. 31, 2011 Interest Rate Swaps [Member]	Dec. 31, 2011 Designated as Hedging Instruments [Member]	Dec. 31, 2012 Designated as Hedging Instruments [Member]	Dec. 31, 2011 Designated as Hedging Instruments [Member]	Dec. 31, 2012 12% Senior Notes Due February 2014 [Member]	Dec. 31, 2013 12% Senior Notes Due February 2014 [Member]	Dec. 31, 2011 12% Senior Notes Due February 2014 [Member]	Nov. 30, 2012 5.625 % Senior Notes Due July 2013 [Member]	Dec. 31, 2011 5.625 % Senior Notes Due July 2013 [Member]
Derivative Instruments Gain Loss [Line Items]
Maximum original maturity period of foreign currency forward contracts			12 months
Notional amount of outstanding interest rate swaps	$ 100
Debt interest rate									12.00%	12.00%	12.00%	5.625%	5.625%
Cash received from terminated interest rate swaps				7					2
Increase in carrying amount due to interest rate swap						6
Decrease (Increase) in interest expense due to interest rate swap						1	1	3
Mark-to-market adjustment to record an increase in carrying amount of our 12% Senior Notes					$ 2
Number of foreign exchange options outstanding	0	0
Number of interest rate and currency swap agreements outstanding	0	0